2. GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Net loss	$ (2,346,968)	$ (630,853)	$ (3,054,587)	$ (1,190,474)	$ (2,731,898)	$ (2,409,756)
Cash	14,722		14,722		1,141,165
CASH (USED IN) OPERATING ACTIVITIES			(1,294,383)	(289,612)	(58,174)	(1,312,291)
Current liabilities exceeded its current assets	3,765,951		3,765,951		2
Accumulated Deficit	$ (16,962,192)		$ (16,962,192)		$ (13,915,931)	$ (11,184,033)